AFL CIO HOUSING INVESTMENT TRUST

Item 1. Schedule of Investments

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

FHA Permanent Securities (1.5% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	2.50%	Apr-2063	$5,509	$5,516	$4,636
	3.40%	Jun-2038	1,759	1,761	1,663
	3.65%	Dec-2037	6,416	6,478	6,400
	3.72%	Feb-2062	4,297	4,305	3,990
	3.90%	Sep-2062	3,004	3,008	2,814
	4.00%	Jun-2053	57,614	57,593	56,810
	4.10%	Dec-2060	20,838	20,855	19,730
	4.70%	May-2053	4,334	4,484	3,890
	5.17%	Feb-2050	7,022	7,406	7,003
	5.80%	Jan-2053	1,851	1,858	1,887
	5.87%	Jun-2044	1,475	1,475	1,477
	6.60%	Jan-2050	3,023	3,037	3,026
Total FHA Permanent Securities			$117,142	$117,776	$113,326

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Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

FHA Construction Securities (0.01% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Forward Commitments	6.02%	6.02%	Mar-2068	$31,000	—	$27	$557
				$31,000	$—	$27	$557

2 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Ginnie Mae Securities (27.3% of net assets)

	Interest Rate	Maturity Date		Face Amount	Amortized Cost	Value
Single Family	4.00%	Feb-2040 - Jun-2040		$721	$725	$701
	4.50%	Aug-2040		412	417	411
	5.50%	Aug-2033 - Jun-2037		555	555	568
	6.00%	Jan-2032 - Aug-2037		354	353	368
	6.50%	Jul-2028		19	19	19
	7.00%	Apr-2026 - Jan-2030		133	133	134
	7.50%	Nov-2025 - Aug-2030		35	35	35
	8.00%	Sep-2026 - Nov-2030		60	60	62
	8.50%	Aug-2027		7	7	7
				2,296	2,304	2,305
Multifamily	1.95%	Mar-2064		69,179	69,163	55,400
	2.00%	Jul-2062 - Mar-2064		269,605	274,317	215,257
	2.00%	Oct-2062		50,890	52,432	40,214
	2.00%	Apr-2063		49,316	50,065	38,298
	2.00%	Apr-2063		46,700	47,581	36,172
	2.00%	Oct-2063		40,657	40,299	32,458
	2.00%	Jul-2063		39,958	40,281	31,991
	2.08%	Nov-2056		49,040	50,673	42,771
	2.15%	May-2056		122	122	121
	2.20%	Jun-2056		524	523	511
	2.25%	May-2065		49,187	50,637	40,087
	2.25%	Dec-2048		2,312	2,299	2,202
	2.30%	Oct-2056		860	853	842
	2.31%	Nov-2051		5,364	5,364	4,970
	2.32%	Sep-2060		25,634	26,839	23,069
	2.35%	Nov-2056 - Feb-2061		26,377	27,094	22,581
	2.37%	Jan-2053		18,907	19,011	17,473
	2.40%	Aug-2047 - Dec-2057		17,362	17,715	14,580
	2.45%	Apr-2062		14,014	14,217	12,160
	2.50%	Dec-2052 - Jan-2061		48,417	49,097	41,816
	2.58%	May-2063		27,574	28,372	23,534
	2.60%	Apr-2056 - Jun-2059		7,274	7,291	6,806
	2.65%	Oct-2062		6,102	6,237	5,378
	2.67%	Mar-2062		33,714	34,418	30,206
	2.70%	May-2048 - Jul-2058		4,170	4,166	4,035
	2.74%	Apr-2057		22,556	24,236	20,768
	2.75%	Apr-2063		4,909	5,091	4,262
	2.78%	Aug-2058		10,023	10,783	9,245
	2.79%	Apr-2049		1,855	1,868	1,783
	2.80%	Feb-2053		60,000	57,386	47,279
	2.80%	Dec-2059		2,588	2,558	2,537
	2.82%	Apr-2050		489	496	475
	2.94%	Nov-2059		44,822	49,246	40,726
	2.98%	Jun-2063		14,298	14,761	12,546
	3.00%	May-2062		56,061	60,096	48,481
	3.03%	Jan-2056		28,322	29,891	26,691
	3.05%	Dec-2063	(Level 3)	102,473	103,457	100,900
	3.05%	May-2054		11,545	11,585	10,676
	3.17%	Aug-2059		32,756	35,811	30,454
	3.25%	Sep-2054 - Apr-2059		43,694	42,618	42,201
	3.27%	Apr-2046		22,243	23,187	20,405
	3.30%	Sep-2060		6,431	6,571	6,121
	3.33%	May-2055		6,461	6,181	5,871
	3.34%	Sep-2059		16,006	16,271	15,370
	3.35%	Mar-2044		6,163	5,985	6,080
	3.36%	May-2061		49,345	54,210	46,271
	3.38%	Jan-2060		56,291	56,296	54,146
	3.39%	Feb-2059		13,465	13,691	13,048
	3.41%	Sep-2061		39,893	41,268	37,449
	3.43%	Nov-2061		50,597	52,006	47,476
	3.47%	Sep-2052		1,908	1,960	1,849
	3.50%	Jan-2054		907	903	902
	3.53%	Apr-2042		13,995	14,293	13,835
	3.60%	Jun-2057 - Apr-2061		45,307	46,622	43,625
	3.62%	Dec-2057		26,936	27,338	26,534
	3.63%	Dec-2045		5,971	5,802	5,892
	3.65%	Oct-2058		9,722	9,848	9,519
	3.67%	Nov-2035		10,770	10,946	10,747
	3.74%	Aug-2059		14,820	15,068	14,582
	3.75%	Nov-2060		10,764	11,062	10,396
	3.78%	Aug-2060		37,673	37,916	36,383
	3.92%	Aug-2039		34,868	36,076	34,803
	4.00%	Nov-2057		23,583	24,444	22,836
	4.08%	Feb-2064		15,117	15,437	14,355
	4.10%	May-2051		3,557	3,792	3,548
	4.14%	Sep-2063		10,937	11,126	10,450
	4.35%	Dec-2060		2,194	2,230	2,186
	4.37%	Feb-2034		19,400	20,432	19,240
	4.45%	Jun-2055		2,360	2,285	2,359
	4.53%	Jan-2061		14,279	14,669	14,294
	5.00%	May-2060		22,442	22,443	22,496
	5.17%	Jul-2064		10,659	10,798	10,802
	5.25%	Apr-2037		14,090	14,087	14,094
	5.31%	Aug-2060		13,430	13,718	13,827
	5.33%	Apr-2060		19,273	19,655	19,790
	5.45%	Jun-2059		39,500	41,281	41,044
	5.47%	Jun-2060		30,096	30,975	31,420
	5.55%	Oct-2060		32,066	33,207	33,731
	5.58%	May-2060		5,682	5,869	5,977
	5.62%	Oct-2058		12,717	13,177	13,384
	5.64%	Nov-2058		2,231	2,311	2,352
	5.66%	Oct-2058 - Dec-2058		22,036	22,848	23,271
	5.69%	Aug-2059		10,918	11,343	11,529
	5.71%	Oct-2058		6,425	6,649	6,803
	5.74%	Apr-2060		8,263	8,651	8,740
	5.78%	Dec-2058		20,153	20,855	21,443
	5.82%	Nov-2058		5,471	5,662	5,836
	6.15%	Apr-2064		17,497	17,880	19,049
				2,204,562	2,258,273	1,998,116
Total Ginnie Mae Securities				$2,206,858	$2,260,577	$2,000,421

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Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Ginnie Mae Construction Securities (1.7% of net assets)

	Interest Rates[1]			Unfunded
	Permanent	Construction	Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Multifamily	2.59%	3.59%	Aug-2064	$5,844	$36,468	$37,248	$29,810
	5.05%	5.05%	Dec-2066 - Apr-2067	64,737	17,119	19,100	16,309
	5.34%	9.75%	Aug-2065	1,219	19,737	20,503	20,406
	5.88%	10.75%	Feb-2066	8,577	10,575	11,398	12,118
	5.90%	5.90%	Aug-2065	828	3,282	3,403	3,576
	5.92%	5.92%	Feb 2066 - Mar-2066	2,521	19,958	19,200	21,581
	6.10%	7.65%	Jul-2065	630	1,541	1,635	1,727
	6.15%	6.15%	Aug-2065	—	16,836	17,203	18,330
				84,356	125,516	129,690	123,857
Forward Commitments	4.50%	4.50%	Feb-2068	125,000	—	(7,551)	(7,500)
	5.45%	5.45%	Feb-2068	17,000	—	(150)	(133)
	5.99%	5.99%	Feb-2058	132,236	—	2,791	6,154
	6.10%	6.10%	Feb-2067	21,464	—	884	1,375
				295,700	—	(4,026)	(104)
Total Ginnie Mae Construction Securities				$380,056	$125,516	$125,664	$123,753

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Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (44.5% of net assets)

	Interest Rate[3]		Maturity Date	Unfunded Commitments[2]	Face Amount	Amortized Cost	Value
Single Family	2.50%		May-2050 - Jan-2052	$—	$95,205	$98,342	$80,995
	2.50%		Jan-2052	—	39,292	39,419	33,619
	3.00%		Apr-2031 - Mar-2052	—	100,380	103,480	89,705
	3.50%		Oct-2026 - Sep-2051	—	57,276	58,863	53,463
	4.00%		Apr-2026 - Jul-2052	—	66,064	66,196	63,060
	4.50%		Mar-2038 - Oct-2052	—	105,249	104,682	103,228
	4.72%	1M SOFR+36	Mar-2037	—	76	76	76
	4.79%	1M SOFR+43	Jun-2037	—	344	344	341
	4.87%	1M SOFR+51	Apr-2037	—	163	163	161
	4.93%	1M SOFR+57	Oct-2042	—	1,034	1,037	1,022
	4.97%	1M SOFR+61	Jun-2042	—	2,367	2,368	2,343
	5.00%		May-2034 - Feb-2055	—	123,980	124,383	124,116
	5.02%	1M SOFR+66	Mar-2042	—	1,137	1,138	1,129
	5.07%	1M SOFR+71	Oct-2043	—	2,499	2,507	2,481
	5.50%		Sep-2032 - Jan-2055	—	224,850	224,676	229,089
	6.00%		Nov-2028 - Nov-2054	—	127,675	128,336	131,362
	6.50%		Sep-2028 - Dec-2054	—	30,997	31,389	32,242
	7.00%		Jul-2028 - May-2032	—	268	268	280
	7.50%		Mar-2030 - Jun-2030	—	2	2	2
	8.00%		Aug-2030 - May-2031	—	23	23	24
				—	978,881	987,692	948,738
Multifamily	1.22%		Aug-2028 - Jul-2030	—	35,278	35,314	31,459
	1.26%		Jan-2031	—	24,070	24,068	20,969
	1.31%		Aug-2030	—	4,215	4,237	3,708
	1.32%		Aug-2030	—	20,964	21,065	18,496
	1.38%		Jul-2030	—	10,500	10,551	9,264
	1.41%		Jul-2030	—	3,038	3,049	2,701
	1.46%		Jul-2030	—	6,924	6,958	6,174
	1.47%		Jul-2030 - Dec-2030	—	15,425	15,475	13,395
	1.50%		Aug-2030	—	1,077	1,086	959
	1.57%		Jan-2031	—	21,172	21,201	18,544
	1.58%		Oct-2031	—	57,950	58,069	49,376
	1.65%		Jul-2030	—	1,167	1,177	1,048
	1.76%		Aug-2031 - Dec-2036	—	41,443	41,503	36,013
	1.88%		Nov-2031	—	25,400	25,416	22,039
	2.00%		Apr-2031	—	18,000	18,259	16,042
	2.09%		Jul-2050	—	8,392	8,519	5,232
	2.16%		Sep-2050	—	14,200	14,331	8,585
	2.41%		Apr-2051	—	3,523	3,553	2,614
	2.47%		Dec-2051	—	12,670	12,821	9,480
	2.49%		Dec-2026 - Nov-2031	—	26,004	26,024	24,540
	2.53%		Jan-2030	—	20,550	20,593	19,116
	2.55%		Sep-2026 - Mar-2030	—	24,587	24,608	23,618
	2.56%		Dec-2051	—	11,893	11,918	8,936
	2.57%		Mar-2042	—	25,155	25,164	18,756
	2.61%		Nov-2026	—	9,475	9,478	9,319
	2.67%		Aug-2029	—	36,920	37,003	35,116
	2.70%		Nov-2025	—	13,298	13,298	13,245
	2.85%		Aug-2031	—	8,590	8,609	7,967
	2.91%		Jun-2031	—	25,000	25,046	23,349
	2.94%		Jun-2027 - Jul-2039	—	27,548	27,558	27,014
	2.96%		Sep-2034	—	20,000	20,391	17,580
	3.00%		May-2027	—	5,980	5,980	5,872
	3.01%		Apr-2052	—	7,060	7,064	5,543
	3.02%		Jun-2027	—	3,336	3,336	3,281
	3.03%		Sep-2027	—	19,947	19,956	19,529
	3.04%		Apr-2030	—	23,566	23,583	22,566
	3.05%		Apr-2030	—	23,860	23,866	22,843
	3.12%		Apr-2030	—	11,783	11,784	11,232
	3.14%		Apr-2029	—	7,166	7,168	6,955
	3.18%		May-2035	—	7,531	7,578	7,106
	3.21%		May-2030	—	5,932	5,951	5,674
	3.24%		May-2052	—	6,134	6,242	4,899
	3.30%		May-2029	—	3,420	3,454	3,335
	3.31%		Oct-2027	—	14,103	14,112	13,898
	3.36%		Oct-2029	—	9,669	9,670	9,424
	3.41%		May-2026	—	558	558	556
	3.42%		Apr-2035	—	4,691	4,723	4,309
	3.63%		Jul-2035	—	20,187	20,201	18,698
	3.68%		Jul-2028	—	11,445	11,532	11,272
	3.70%		Oct-2033	—	19,865	19,903	18,983
	3.91%		Aug-2032	—	26,250	26,424	25,621
	4.05%		Jun-2030	—	10,632	10,570	10,598
	4.07%		Oct-2034	—	12,986	12,424	12,664
	4.31%		Jun-2033	—	8,587	8,604	8,550
	4.32%		Mar-2028	—	41,708	41,746	41,644
	4.35%		Sep-2030	—	21,800	21,871	22,014
	4.37%		Jun-2033	—	21,805	21,823	21,799
	4.40%		Jan-2034	—	3,815	3,726	3,811
	4.43%		Jul-2030	—	11,760	11,834	11,899

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Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (44.5% of net assets)

	Interest Rate[3]		Maturity Date	Unfunded Commitments[2]	Face Amount	Amortized Cost	Value
	4.48%		Aug-2030	—	20,915	20,915	21,231
	4.49%		Jul-2030	—	35,232	35,246	35,784
	4.52%		Sep-2033	—	11,361	11,287	11,456
	4.55%		Jul-2030	—	10,699	10,711	10,892
	4.56%	1M SOFR+20	Nov-2031	—	40,943	40,946	40,179
	4.56%		Feb-2028	—	29,835	29,854	29,810
	4.62%		Feb-2034	—	7,430	7,378	7,533
	4.64%		Jul-2032	—	11,308	11,308	11,540
	4.65%	1M SOFR+29	Feb-2029	—	20,000	20,002	19,717
	4.66%		Apr-2035	—	10,493	10,498	10,603
	4.69%		Jun-2035	—	436	441	437
	4.70%		Feb-2032	—	7,700	7,817	7,871
	4.73%		Jun-2030	—	19,397	19,594	19,862
	4.74%		Sep-2033	—	13,405	13,429	13,716
	4.76%		Jun-2029 - Jan-2040	—	37,306	37,654	37,934
	4.76%	1M SOFR+40	Feb-2028	—	29,157	29,157	28,967
	4.78%	1M SOFR+42	Mar-2028	—	36,670	36,670	36,445
	4.79%		Mar-2032	—	7,613	7,696	7,797
	4.80%		Jun-2035 - Oct-2052	—	23,002	22,961	22,687
	4.81%	1M SOFR+45	Jan-2028	—	22,159	22,159	22,037
	4.81%		Aug-2029	—	12,750	12,813	13,084
	4.82%	1M SOFR+46	Dec-2027	—	17,075	17,075	16,986
	4.82%		Jul-2030 - Feb-2034	—	16,027	16,089	16,478
	4.83%	1M SOFR+47	Jun-2029	—	63,763	63,777	63,445
	4.83%		Sep-2028 - Jul-2032	—	28,556	28,727	29,318
	4.85%	1M SOFR+49	May-2032	—	28,526	28,528	28,192
	4.85%		Jan-2034	—	2,801	2,808	2,885
	4.86%		Jul-2029 - Jun-2032	—	30,034	30,581	30,928
	4.88%		May-2029 - Aug-2035	—	38,461	38,878	39,553
	4.88%	1M SOFR+52	Jun-2032	—	30,975	30,975	30,981
	4.90%		Feb-2032	—	4,560	4,677	4,710
	4.91%		Feb-2034	—	4,250	4,340	4,368
	4.92%		Aug-2032	—	22,694	23,273	23,524
	4.96%		Aug-2033 - Dec-2034	—	13,902	14,168	14,376
	4.97%		Feb-2030 - Feb-2035	—	15,943	16,258	16,446
	4.98%		Jun-2035	—	11,800	12,071	12,234
	4.99%		Mar-2030 - Jul-2035	—	21,472	22,016	22,221
	5.00%		Jun-2029	—	68,500	68,902	70,650
	5.00%		Sep-2033 - Apr-2035	—	22,021	22,220	22,869
	5.02%		Feb-2035	—	47,305	47,592	49,301
	5.02%		Dec-2033	—	5,222	5,198	5,421
	5.03%		Jun-2029	—	9,129	9,224	9,408
	5.04%		Apr-2029	—	22,230	22,450	22,930
	5.05%		Oct-2030 - Feb-2035	—	32,088	32,604	33,431
	5.05%	1M SOFR+69	Jun-2029	—	40,341	40,341	40,362
	5.05%	1M SOFR+69	May-2029	—	16,983	16,984	16,990
	5.06%		Dec-2032	—	46,805	47,804	48,891
	5.08%		Jul-2034	—	8,324	8,507	8,641
	5.09%		Apr-2040	—	7,300	7,231	7,452
	5.10%		Feb-2030 - Mar-2040	—	17,163	17,543	17,681
	5.13%		Jan-2029	—	36,000	36,133	37,112
	5.13%		Sep-2028	—	14,584	14,655	15,028
	5.14%	1M SOFR+78	Oct-2033	—	12,400	12,403	12,414
	5.16%		Oct-2030	—	8,020	8,065	8,385
	5.18%		Jun-2034	—	7,869	8,008	8,215
	5.18%	1M SOFR+82	Jan-2028	—	3,591	3,592	3,587
	5.20%		Dec-2029 - Feb-2035	—	13,446	13,783	14,097
	5.21%	1M SOFR+85	Nov-2032	—	15,800	15,803	15,813
	5.22%		Feb-2035	—	28,014	28,931	29,458
	5.24%		Nov-2028	—	9,817	9,916	10,154
	5.28%		Dec-2028	—	16,998	17,227	17,600
	5.30%		Aug-2029 - Sep-2033	—	6,081	6,129	6,344
	5.31%		Nov-2028	—	34,346	34,689	35,582
	5.32%		Jun-2034	—	3,643	3,708	3,849
	5.35%		Dec-2032	—	11,728	12,155	12,428
	5.36%		Nov-2028 - Nov-2030	—	23,993	24,416	25,165
	5.39%		May-2034	—	7,910	8,092	8,423
	5.46%		May-2029	—	4,663	4,701	4,864
	5.47%		Nov-2033	—	6,140	6,209	6,571
	5.50%		Jan-2029	—	10,500	10,672	10,957
	5.52%		Oct-2033	—	3,860	3,930	4,126
	5.55%		Dec-2028	—	20,041	20,295	20,875
	5.69%		Jun-2041	—	3,863	3,924	3,885
	5.75%		Jun-2041	—	1,878	1,912	1,895
	5.87%		Dec-2035	—	6,609	7,062	7,265
	5.96%		Jan-2029	—	129	129	129
				—	2,353,988	2,367,941	2,303,704
Forward Commitments	4.47%		Dec-2041	10,058	—	—	(404)
	5.21%		Jul-2044	12,174	—	—	66
	5.40%		Jun-2043	23,950	—	—	1,074

6 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Fannie Mae Securities (44.5% of net assets)

Interest Rate[3]	Maturity Date	Unfunded Commitments[2]	Face Amount	Amortized Cost	Value
		46,182	—	—	736
Total Fannie Mae Securities		$46,182	$3,332,869	$3,355,633	$3,253,178

7 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Freddie Mac Securities (9.1% of net assets)

	Interest Rate[3]		Maturity Date	Face Amount	Amortized Cost	Value
Single Family	2.50%		Jan-2043 - Aug-2046	$4,484	$4,524	$3,917
	3.00%		Aug-2042 - Sep-2046	18,696	18,949	17,180
	3.50%		Jan-2026 - Oct-2046	33,067	33,619	31,172
	4.00%		Apr-2026 - Aug-2047	30,827	31,743	29,832
	4.50%		Jan-2038 - Dec-2044	8,517	8,773	8,534
	4.79%	1M SOFR+41	Feb-2036	112	112	111
	4.82%	1M SOFR+44	May-2037	60	60	59
	4.84%	1M SOFR+46	Apr-2036 - Jan-2043	1,506	1,507	1,482
	4.89%	1M SOFR+51	Aug-2043	1,470	1,470	1,450
	4.97%	1M SOFR+59	Oct-2040	1,071	1,071	1,060
	4.99%	1M SOFR+61	Oct-2040 - Jun-2044	3,994	3,996	3,948
	5.00%		Jul-2035 - Aug-2040	992	987	1,010
	5.04%	1M SOFR+66	Nov-2040	985	989	975
	5.16%	1M SOFR+78	Aug-2037	1,111	1,118	1,109
	5.50%		Apr-2033 - Jul-2038	1,058	1,055	1,098
	6.00%		Dec-2033 - Oct-2037	1,646	1,653	1,724
	6.50%		Apr-2028 - Nov-2037	204	204	217
	7.00%		Apr-2028 - Mar-2030	7	7	7
	7.50%		Dec-2029 - Apr-2031	6	6	7
				109,813	111,843	104,892
Multifamily	2.04%		May-2050	18,993	19,371	13,591
	2.40%		Jun-2031	7,289	7,324	6,653
	2.42%		Jun-2031	11,523	11,586	10,529
	3.34%		Dec-2029	8,971	9,007	8,678
	3.35%		Oct-2033	31,656	31,588	29,872
	3.50%		Jan-2026	4,985	4,985	4,964
	3.60%		Apr-2030	23,331	23,524	22,716
	3.68%		Oct-2025	10,000	10,000	9,971
	3.86%		May-2040	17,408	17,408	16,716
	4.25%		Jan-2028	93,652	93,370	94,124
	4.29%		Jul-2030	32,500	32,456	32,716
	4.36%		Dec-2029	9,198	9,171	9,271
	4.55%	1M SOFR+20	Aug-2031	11,643	11,643	11,525
	4.58%	1M SOFR+23	Jul-2027	3,815	3,815	3,804
	4.59%	1M SOFR+24	Jan-2031 - Jun-2031	37,444	37,444	37,085
	4.60%	1M SOFR+24	Nov-2027	10,697	10,697	10,632
	4.60%	1M SOFR+25	Dec-2030	4,946	4,946	4,870
	4.65%	1M SOFR+30	Oct-2030	9,560	9,560	9,511
	4.71%	1M SOFR+36	Oct-2030	1,951	1,951	1,940
	4.73%	1M SOFR+37	Nov-2030	4,034	4,034	4,016
	4.80%	1M SOFR+44	Oct-2030	1,105	1,105	1,102
	4.83%		Jan-2039	9,770	9,844	9,858
	4.85%	1M SOFR+56	Jun-2040	40,000	39,955	40,101
	4.90%		Feb-2029 - Dec-2032	15,252	15,246	15,483
	4.91%	1M SOFR+56	Jan-2035	20,000	20,000	19,988
	5.01%	1M SOFR+66	Apr-2033	35,155	35,218	35,398
	5.07%	1M SOFR+72	Jul-2033	21,717	21,784	21,753
	5.15%		Apr-2055 - Aug-2025	78,619	74,798	75,365
				575,214	571,830	562,232
Total Freddie Mac Securities				$685,027	$683,673	$667,124

8 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

State Housing Finance Agency Securities (4.0% of net assets)

		Interest Rates[1]
	Issuer	Permanent	Construction	Maturity Date	Face Amount	Amortized Cost	Value
Multifamily	NYC Housing Development Corp	2.95%	—	Nov-2041	$6,275	$6,275	$4,844
	NYC Housing Development Corp	3.05%	—	Nov-2046	13,000	13,000	9,278
	NYC Housing Development Corp	3.10%	—	Oct-2046	19,350	19,350	15,796
	Illinois Housing Development Auth	3.30%	—	Sep-2026	2,370	2,372	2,370
	Illinois Housing Development Auth	—	3.54%	Nov-2026	5,615	5,629	5,667
	Mass Housing[4]	3.85%	—	Dec-2058	9,200	9,198	7,164
	Illinois Housing Development Auth	4.22%	—	Jul-2042	16,390	16,432	16,229
	Chicago Housing Authority	4.36%	—	Jan-2038	25,000	25,000	22,933
	MassHousing	4.50%	—	Dec-2065	30,060	30,103	28,634
	MassHousing	4.62%	—	Jun-2067	24,600	24,663	24,175
	City of Chicago[5]	4.63%	—	Sep-2037	1,500	1,474	1,501
	Illinois Housing Development Auth	4.65%	—	Jan-2067	21,400	21,439	21,105
	Mass Housing	4.84%	—	Dec-2067	35,415	35,473	35,709
	Mass Housing[4]	4.90%	—	Jun-2066	26,645	26,681	26,907
	City of Chicago[5]	4.90%	—	Mar-2044	1,000	993	1,000
	Illinois Housing Development Auth	5.05%	—	Jul-2066	13,320	13,385	13,422
	Mass Housing[4]	5.11%	—	Jun-2066	53,425	53,464	54,130
Total State Housing Finance Agency Securities					$304,565	$304,931	$290,864

9 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Other Mutifamily Investments (1.9% of net assets)

		Interest Rates[1,3]				Unfunded
	Issuer	Permanent	Construction		Maturity Date	Commitments[2]	Face Amount	Amortized Cost	Value
Direct Loans	Ladder 260 - Tax Exempt - Minneapolis, MN (Level 3)	—	4.04%		Nov-2025	$—	$8,161	$8,162	$8,147
	Olson Court - Minneapolis, MN (Level 3)	—	5.82%		May-2027	1,040	21,803	21,793	22,328
	Landmark Towers - St. Paul, MN (Level 3)	—	6.51%	1M TERM SOFR+235	Jun-2027	1,401	17,259	17,256	17,310
	Olson Court - Minneapolis, MN (Level 3)	—	6.52%		May-2027	1,785	372	368	413
	400 Lake Shore Drive - Chicago, IL (Level 3)	—	6.53%	80% Daily SOFR+300	Dec-2053[6]	15,714	6,924	6,791	7,030
	400 Lake Shore Drive - Chicago, IL (Level 3)	—	6.53%	80% Daily SOFR+300	Dec-2058[6]	39,276	10	(244)	275
	Hudson Exchange - Jersey City, NJ (Level 3)	—	7.00%	1M SOFR+275	Jun-2027	17,706	32,294	32,245	32,249
	311 W 42nd Street - New York, NY (Level 3)	—	7.33%	1M Term SOFR+311	Nov-2025	1,640	48,360	48,359	48,166
						78,562	135,183	134,730	135,918
Forward Commitments	Rochester Civic Center - Rochester, MN (Level 3)	—	5.19%		Jan-2030	6,344	—	(26)	89
	Union Tower - San Diego, CA (Level 3)	—	6.16%	1M SOFR+200	Jun-2027	15,068	—	151	(29)
	Beltline Station Building 3 - St. Louis Park, MN (Level 3)	—	6.30%		Jul-2030	14,842	—	(35)	292
	Beltline Station Building 1 - St. Louis Park, MN (Level 3)	—	6.30%		Jul-2030	16,207	—	(33)	283
	Carville Park - Reno, NV (Level 3)	—	6.87%	1M SOFR+275	Jun-2027	7,010	—	(103)	(61)
	Eleven Eleven Sutter - San Francisco, CA (Level 3)	—	7.50%		Oct-2028	41,996	—	(267)	(301)
						101,467	—	(313)	273
Privately Insured Construction/Permanent Mortgages[7]	Illinois Housing Development Auth	6.20%	—		Dec-2047	—	2,714	2,720	2,700
	Illinois Housing Development Auth	6.40%	—		Nov-2048	—	831	838	827
						—	3,545	3,558	3,527
Total Other Multifamily Investments						$180,029	$138,728	$137,975	$139,718

10 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

United States Treasury Securities (9.0% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
3.88%	Feb-2043	$105,000	$105,180	$95,271
4.00%	Nov-2042	15,000	14,781	13,868
4.13%	Aug-2044	115,000	110,603	106,750
4.13%	Aug-2053	40,000	37,112	36,150
4.25%	Aug-2054	20,000	20,493	18,466
4.50%	Nov-2054	93,000	91,762	89,518
4.63%	Sep-2028	100,000	103,250	102,798
4.63%	Nov-2044	55,600	55,000	55,085
4.63%	May-2044	55,000	57,215	54,596
4.75%	Nov-2043 - Nov 2053	20,000	20,058	20,121
5.00%	May-2045	60,000	60,899	62,303
Total United States Treasury Securities		$678,600	$676,353	$654,926

Total Fixed-Income Investments		$7,589,305	$7,662,609	$7,243,867

11 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.01% of net assets)

		Amount of
	Face	Dividends
Issuer	Amount (Cost)	or Interest	Value
HIT Advisers[8] (Level 3)	$1	$—	$912
Total Equity Investment	$1	$—	$912

12 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Short-Term Investments (0.7% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
Commercial Paper
Commerzbank	4.14%[9]	Oct-2025	$40,000	$40,000	$40,000

Blackrock Federal Funds - Institutional	4.04%[10]	Oct-2025	7,814	7,814	7,814
Total Short-Term Investments			$47,814	$47,814	$47,814

Total Investments			$7,637,120	$7,710,424	$7,292,593

13 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Futures Contracts (Notional Amount Long 1.8% of net assets | Short 2.2% of net assets)

					Unrealized
	Number				Appreciation
Description	of Contracts	Expiration Date	Notional Amount	Market Value	(Depreciation)
Futures Long
CBOT U.S. Treasury Long Bond	1,050	Dec-2025	$120,852	$122,423	$1,571
CBOT U.S. Treasury Ultra Long Bond	70	Dec-2025	$8,507	$8,404	$(103)

Futures Short
CBOT Ultra 10-Year U.S. Treasury Note	1,385	Dec-2025	$159,287	$159,383	$(96)
Total Futures Contracts					$1,372

14 of 15

Schedule of Portfolio Investments

September 30, 2025 (dollars in thousands; unaudited)

Footnotes

1	Construction interest rates are the rates charged to the borrower during the construction phase of the project. The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

2	The HIT may make commitments, including forward commitments, in securities or loans that fund over time on a draw basis or fund at a single point in time. Generally, GNMA construction securities fund over a 12-to-24 month period. Funding periods for State Housing Agency construction securities and Direct Loans vary by project, but generally fund over a one-to-48 month period. Forward commitments generally settle within 12 months of the original commitment date. At period end, the principal amount of the unfunded commitments totaled $630.3 million, for which unrealized gains of $1.1 million are included in the related Value column of the Schedule of Portfolio Investments for such commitments.

3	For floating and variable rate securities the rate indicated is for the period end. With respect to these securities, the schedule also includes the reference rate and spread in basis points.

4	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by a state housing agency (a not-for-profit public agency) with the HIT. The securities are backed by mortgages and are general obligations of the state housing agency, and therefore secured by the full faith and credit of said agency. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervision of the HIT's Board of Trustees.

5	Federally tax-exempt bonds collateralized by Ginnie Mae securities.

6	Date reflects the stated maturity date of the bond. However, the bond is subject to a mandatory tender for purchase in December 2027, which may be extended to December 2028 under certain conditions.

7	Loans insured by Ambac Assurance Corporation, are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

8	The HIT has a participation interest in HIT Advisers, a Delaware limited liability company. HIT Advisers is a New York-based adviser currently exempt from investment adviser registration in New York. The investment in HIT Advisers is valued by the HIT's valuation committee in accordance with the fair value procedures adopted by the HIT's Board of Trustees, and approximates carrying value of HIT Advisors and its subsidiary on a consolidated basis. The participation interest is not registered under the federal securities laws.

9	Rate indicated is the effective yield at the time of purchase.

10	Rate indicated is the annualized 1-day yield as of September 30, 2025.

Key to abbreviations

M	Month
Y	Year
UST	U.S. Treasury
SOFR	Secured Overnight Financing Rate
CBOT	Chicago Board of Trade

15 of 15

Item 1. Schedule of Investments

(Schedule of Investments)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited

As of September 30, 2025

The accompanying notes are an integral part of this Schedule of Portfolio Investments.

Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information. Participation in the HIT is limited to eligible pension plans, state public funds and labor organizations, including health and welfare, general, voluntary employees’ benefit associations and other funds that have beneficiaries who are represented by labor organizations. The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States. The HIT follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services—Investment Companies.

Investment Valuation

Net asset value per share (NAV) is determined as of the close of regular trading (normally 4:00 p.m.) of the New York Stock Exchange on the last business day of each calendar month. When the markets close early for holidays, prices may be taken earlier in the day. The HIT’s Board of Trustees is responsible for the valuation process. The HIT’s Board of Trustees has designated the officers of the HIT that comprise the HIT’s Valuation Committee as the “valuation designee” to perform fair valuations of the HIT’s investments pursuant to Rule 2a-5 under the Investment Company Act. The Valuation Committee, in accordance with the policies and procedures approved by the HIT’s Board of Trustees, is also responsible for evaluating the effectiveness of the HIT’s pricing policies, determining the reliability of third-party pricing information and reporting to the Board of Trustees on valuation matters, including fair value determinations. Following is a description of the valuation methods and inputs applied to the HIT’s major categories of assets. The majority of the HIT’s assets are valued using evaluated prices provided by independent third-party pricing services that are approved by the Board of Trustees. Portfolio securities for which market quotations are readily available are valued through exchange determined market pricing. For U.S. Treasury securities, independent pricing services generally base evaluated prices on actual transactions as well as dealer-supplied market information. For State Housing Finance Agency securities, independent pricing services generally base evaluated prices using models that utilize trading spreads, new issue scales, verified bid information and credit ratings. For commercial mortgage-backed securities, independent pricing services generally base evaluated prices on cash flow models that take into consideration benchmark yields and utilize available trade information, dealer quotes and market color.

For U.S. agency and government-sponsored enterprise securities, including single family and multifamily mortgage-backed securities, construction mortgage securities and loans and collateralized mortgage obligations, independent pricing services generally base evaluated prices on an active TBA (to-be-announced) market for mortgage pools, discounted cash flow models, or option-adjusted spread models. Independent pricing services examine reference data and use observable inputs such as issue name, issue size, ratings, maturity, call type and spread/benchmark yields, as well as dealer-supplied market information. The discounted cash flow or option-adjusted spread models utilize inputs from matrix pricing, which consider observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type.

Investments in registered open-end investment management companies are valued based upon the NAV of such investments.

When the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment.

Portfolio investments for which market quotations or independent third-party provider evaluated prices are deemed unreliable or not available are valued at their fair value determined in good faith by the HIT’s Valuation Committee, as valuation designee, pursuant to procedures approved by the HIT’s Board of Trustees. In determining fair market value, the Valuation Committee will employ a valuation method that it believes reflects fair value for that asset, which may include the use of an independent valuation consultant, or the utilization of a discounted cash flow model based on broker and/or other market inputs. The frequency with which these fair value procedures may be used cannot be predicted. However, on September 30, 2025, the Valuation Committee fair valued approximately 0.01% of the HIT’s net assets utilizing internally derived unobservable inputs.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term investments acquired with a stated maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value.

The HIT holds a 100% ownership interest, either directly or indirectly in HIT Advisers LLC (HIT Advisers). HIT Advisers is valued at its fair value determined in good faith under consistently applied procedures approved by the HIT’s Board of Trustees, which approximates its respective carrying value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of September 30, 2025:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total

FHA Permanent Securities	$—	$113,326	$—	$113,326
FHA Construction Securities	—	—	—	557
Ginnie Mae Securities	—	1,899,521	100,900	2,000,421
Ginnie Mae Construction Securities	—	123,857	—	123,857
Fannie Mae Securities	—	3,252,442	—	3,252,442
Freddie Mac Securities	—	667,124	—	667,124
State Housing Finance Agency Securities	—	290,864	—	290,864
Other Multifamily Investments
Direct Loans	—	—	135,918	135,918
Privately Insured Construction/Permanent Mortgages	—	3,527	—	3,527
Total Other Multifamily Investments	—	3,527	135,918	139,445
United States Treasury Securities	—	654,926	—	654,926
Equity Investments	—	—	912	912
Short-Term Investments	47,814	—	—	47,814
Other Financial Instruments(1)	—	1,189	273	1,462
Total Investment	$47,814	$7,006,776	$238,003	$7,292,593

Derivative Investments:	Level 1	Level 2	Level 3	Total
Assets
Futures Contracts(2)	$1,571	—	—	$1,571
Liabilities
Futures Contracts(2)	(199)			(199)
Total Derivative Investments	$1,372	—	—	$1,372

1. If held in the portfolio at report date, other financial instruments include forward commitments, TBA and when-issued securities.

2. Amounts shown represent unrealized appreciation (depreciation) at period end as presented in the Schedule of Investments.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended September 30, 2025.

	Investments in Securities ($ in thousands)
	Ginnie Mae Investments	Other Multifamily Investments (Direct Loans)	Equity Investments	Other Financial Instruments	Total
Beginning balance, 12/31/2024	$96,209	$168,919	$558	$(23)	$265,663
Paydowns/Settlements	(2,272)	(85,930)	—	—	(88,202)
Cost of Purchases	4,872	52,685	—	(361)	57,196
Total Unrealized Gain(Loss)(a)	2,091	243	354	657	3,345
Ending balance, 9/30/2025	$100,900	$135,917	$912	$273	$238,002

(a) Net change in unrealized gain (loss) attributable to Level 3 securities held at September 30, 2025 totaled $3,345,000 and is included in the Statement of Operations.

For the nine months ended September 30, 2025, there were no transfers in levels.

Level 3 securities primarily consist of Other Multifamily Investments (Direct Loans) and one Ginnie Mae Security which were valued using evaluated prices provided by an independent, third-party pricing service as of September 30, 2025. The pricing services applies a discounted cash flow model that incorporates unobservable inputs, including assumptions regarding expected prepayment speeds (reflected in weighted-average life (“WAL”) and spreads to relevant U.S. Treasury rates. Changes in these unobservable inputs can materially affect the resulting fair value measurements.

For investments valued at a premium, a shorter WAL (meaning faster expected prepayments) generally decreases fair value, while a longer WAL (slower expected prepayments) generally increases fair value, assuming all other inputs remain constant. Conversely, for investments valued at a discount, a shorter WAL generally increases fair value, and a longer WAL generally decreases fair value, holding other inputs constant. Similarly, changes in assumed spreads can significantly affect fair value. An increase in the spread, indicating higher perceived risk, generally results in a decrease in fair value, whereas a decrease in the spread generally results in an increase in fair value, all else being equal.

Other Multifamily Investments (Direct Loans)
	Minimum	Average (a)	Maximum
Weighted Average Life	0.14	2.06	4.83
Spread (U.S. Treasuries)	72	198	415

(a) Represents the mean of securities in this category.

Ginnie Mae Investment
	Minimum	Average	Maximum
Weighted Average Life	1.08	1.08	1.08
Spread (U.S. Treasuries)	92	92	92

Federal Income Taxes

As of September 30, 2025, investments for federal income tax purposes approximated book cost at amortized cost of $7,710,424,000.  Net unrealized losses aggregated $417,832,000 at period-end, of which $54,940,000 related to appreciated investments and $472,772,000 related to depreciated investments.

Note 2. Transactions with Related Entities

HIT Advisers

HIT Advisers, a Delaware limited liability company, was formed by the HIT to operate as an investment adviser and be registered, as appropriate under applicable federal or state law. HIT Advisers is owned by HIT directly (99.9%), and indirectly through HIT Advisers Managing Member (0.1%) which is also wholly owned by the HIT. This ownership structure is intended to insulate the HIT from any potential liabilities associated with the conduct of HIT Advisers’ business. The HIT receives no services from HIT Advisers and carries it as a portfolio investment that meets the definition of a controlled affiliate.

In accordance with a contract, in addition to its membership interest, the HIT provides HIT Advisers advances to assist with its operations and cash flow management as needed. Advances are expected to be repaid as cash becomes available. HIT maintains an allowance for doubtful receivable of $600,000 due to aging balances. Also, in accordance with the contract, the HIT may provide the time of certain personnel and allocates operational expenses to HIT Advisers on a cost-reimbursement basis. As of September 30, 2025, HIT Advisers had no assets under management.

A rollforward of advances to HIT Advisers by the HIT is included in the table below:

Advances to HIT Advisers by HIT	$ in Thousands
Beginning Balance, 12/31/2024	$758
Advances/Adjustments in 2025	10
Repayment by HIT Advisers in 2025	—
Ending Balance, 09/30/2025	$768

Building America

Building America CDE, Inc. (Building America), a wholly owned subsidiary of HIT Advisers, is a Community Development Entity, certified by the Community Development Financial Institutions Fund (CDFI Fund) of the U.S. Department of the Treasury.

In accordance with a contract, the HIT provides the time of certain personnel to Building America and allocates operational expenses on a cost- reimbursement basis. Also, in accordance with the contract, the HIT provides Building America advances to assist with its operations and cash flow management as needed. Advances are repaid as cash becomes available. A rollforward of advances to Building America by the HIT is included in the table below:

Advances to BACDE by HIT	$ in Thousands
Beginning Balance, 12/31/2024	$188
Advances in 2025	1,448
Repayment by BACDE in 2025	(1,636)
Ending Balance, 09/30/2025	$—

Labor Capital Partners

AFL-CIO Labor Capital Partners (LCP), a Delaware limited liability company, is wholly owned by HIT Advisers. LCP began operations effective January 1, 2025, and has a contract to provide non-fiduciary labor and investor relations to a third-party. In accordance with the contract, the HIT provides the time of certain personnel to LCP and allocates operational expenses on a cost-reimbursement basis. Also, in accordance with the contract, the HIT provides LCP advances to assist with its operations and cash flow management as needed. Advances are repaid as cash become available.

A rollforward of advances to Labor Capital Partners by the HIT is included in the table below:

Advances to LCP by HIT	$ in Thousands
Beginning Balance, 12/31/2024	$—
Advances in 2025	1,051
Repayment by BACDE in 2025	(1,050)
Ending Balance, 09/30/2025	$1

Summarized financial information on a consolidated basis for HIT Advisers, Building America and Labor Capital Partners is included in the table below:

$ in Thousands
As of September 30, 2025
Assets	$2,838
Liabilities	$1,926
Equity	$912

For the nine months ended September 30, 2025
Income	$2,748
Expenses	(2,182)
Tax Expense	(64)
Net Income (Loss)	$502